Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Accounting Policies

NOTE 2. SUMMARY OF ACCOUNTING POLICIES

Basis of Accounting

The financial statements of the Plan have been prepared under the accrual basis of accounting.

Payment of Benefits

Benefits are recorded when paid.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosures of contingent assets and liabilities. Actual results could differ from these estimates.

NOTE 2. SUMMARY OF ACCOUNTING POLICIES (Continued)

Cash and Cash Equivalents

For purposes of the financial statements, liquid instruments with an original maturity of three months or less are considered cash equivalents. The Plan’s cash deposits in a financial institution may at times exceed federally insured limits. The Plan’s management does not believe that the Plan is exposed to any significant credit risk in any such accounts.

Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s trustees determine the Plan’s valuation policies utilizing information provided by the investment advisors. See Note 4 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold, as well as held during the year.

Administrative Expenses

Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Investment related expenses are included in net appreciation in fair value of investments.

Subsequent Events

The Plan has evaluated subsequent events through June 30, 2026, the date the financial statements were available to be issued.